Goodwill and Other Intangible Assets (Goodwill Rollforward) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Goodwill [Roll Forward]
Goodwill, Beginning Balance	$ 12,079	$ 8,535
Acquisitions	307	3,589
Foreign currency translation	(135)	(39)
Goodwill, Ending Balance	12,291	12,079
Goodwill, Other Changes	$ 40	$ (6)